SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Sep. 10, 2013	Apr. 05, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 23, 2013 Subsequent Event Investor	Oct. 10, 2013 Subsequent Event	Jan. 30, 2014 Subsequent Event	Dec. 30, 2013 Subsequent Event CMGO	Dec. 30, 2013 Subsequent Event Affiliate of CMGO PSU	Jan. 27, 2014 Subsequent Event Paul Arena	Jan. 27, 2014 Subsequent Event Paul Arena PSU	Nov. 22, 2013 Subsequent Event Common Stock	Nov. 25, 2013 Subsequent Event Common Stock Affiliate of a director
Subsequent Events
Options exercised	142,500					42,250
Shares issued for services		200,000										1,300,000
Private Placement shares sold													50,000
Number of Common Stock shares included in each unit sold													1
Units sold to accredited investors				1,092,000			11,501,669
Number of accredited investors					15
Proceeds from sale of units to accredited investors (in dollars)			$ 426,346				$ 3,450,500
Units sold to accredited investors, number of common shares							11,501,669
Units sold to accredited investors, number of warrants							12,421,807
Units sold to accredited investors, number of warrants for common stock issued to the placement agent in connection with their services							920,138
Term of warrants issued to accredited investor				3 years	5 years								3 years
Number of common shares that can be purchased against each warrant issued to accredited investor				1									1
Exercise price of units (in dollars per share)				$ 0.50	$ 0.40								$ 0.50
Purchase price of units (in dollars per share)				$ 0.50									$ 0.50
Executive Employment Agreement period										2 years
Base Salary										275,000
Signing bonus										35,000
Quarterly bonus maximum										50,000
Term of warrants granted										5 years
Number of common stock shares available for purchase under warrants granted										250,000
Exercise price of warrants (in dollars per share)										$ 0.40
Number of common stock shares available for purchase under stock options granted										1,500,000
Exercise price of stock options (in dollars per share)										$ 0.40
Performance share unit agreement granted (in shares)											3,000,000
Number of shares issued for each performance share unit (in shares)											1
Number of shares repurchased by the Company								2,184,583
Cash paid by the Company								573,000
Payable forgiven									$ 50,000